Long term incentive compensation payable (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long term incentive compensation payable
At beginning of period		$ 61,769	$ 48,707
Long-term incentive compensation including accruals		110,129	14,692	$ 11,741
Transfer to short-term payable within general expenses payable		(3,656)	(852)
Cash paid		(6,867)	(729)
Foreign exchange gains/(losses)		943	(49)
At end of period	$ 162,318	162,318	$ 61,769	$ 48,707
Long term incentive compensation, YPF related assets charge		$ 69,200
Long term incentive compensation, accruals excluding YPF related assets	$ 16,900